Acquisition of Agamemnon Container Carrier Corp (M/V Agamemnon) - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 22, 2012 Achilleas Carriers Corp	Dec. 31, 2012 Achilleas Carriers Corp	Dec. 31, 2012 Agamemnon Container Carrier Corp	Dec. 31, 2012 Agamemnon Container Carrier Corp	Dec. 22, 2012 Agamemnon Container Carrier Corp
Business Acquisition [Line Items]
Fair value of assets exchanged				$ 68,875
Cash consideration for acquisition of vessel								1,375
Duration of above market acquired time charter						2 years 6 months 30 days
WACC used for calculation of above market acquired time charter							11.00%
Acquisition related costs								5
Charter Revenues	84,012	98,517	113,562			318
Net (loss) / income	(21,189)	87,120	18,919			185
Vessel impairment (Notes 3, 5)	$ 43,178	$ 0	$ 0		$ 21,614